Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Research and development
Compensation and benefits	$ 2,068,236	$ 0
Consultants and outside costs	742,229	34,317
Material manufacturing costs	1,355,882	0
Facilities and other costs	534,862	0
Research and development	4,701,209	34,317
General and Administrative
Consulting fees	349,633	579,817
Compensation and benefits	3,778,791	2,260,598
Professional fees	526,257	724,385
Investor relations	523,345	661,914
General and administrative	818,647	915,002
General and Administrative	5,996,673	5,141,716
Total operating expenses	10,697,882	5,176,033
Loss from operations	(10,697,882)	(5,176,033)
Other income (expense)
Interest income	4,970	12,180
Interest expense	(6,729)	(4,230,112)
Derivative losses	(662,723)	(336,489)
Total other income (expense)	(664,482)	(4,554,421)
Net loss	$ (11,362,364)	$ (9,730,454)
Net loss per common share - basic and diluted	$ (0.54)	$ (1.04)
Weighted average number of common shares outstanding - basic and diluted	20,950,191	9,384,662